COMMITMENTS & CONTINGENCIES (Detail Textuals)			1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 06, 2017 USD ($) $ / shares shares	Aug. 08, 2017 USD ($) $ / shares shares	Dec. 18, 2014	Feb. 20, 2014 USD ($) ft²	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Aug. 03, 2017	Jun. 01, 2017 $ / shares	Mar. 31, 2017 USD ($)
Term of manufacturing rights			10 years
Description of lease arrangements				On February 20, 2014, the Company signed a 60 month lease on a 10,000 sq. ft. office/warehouse facility and paid a deposit of $12,600. The monthly base rent is $4,200 increasing 6% every two years for the term of the lease. The property is adequate for all of the Company's currently planned activities.
Period of rental agreement				60 months
Area of land | ft²				10,000
Deposit on rent facility				$ 12,600
Monthly rent payable				$ 4,200
Monthly base rent increasing percentage				6.00%
Period of increasing base rent				2 years
Deferred rent payable							$ 8,513
Shares of common stock with a fair value						$ 566,930	$ 465,424	$ 528,227
Common stock returned to the company, par value (in dollars per share) | $ / shares						$ 0.001	$ 0.001	$ 0.001
Issuance of common stock related to the merger						$ 1,440,961
Goodwill						89,096,100
Loss on investment in joint venture					$ 0	25,000,000
Deferred rent payable						6,808	$ 8,513	$ 9,778
Investor Relations Consulting Agreement [Member]
Shares issued price per share (in dollars per share) | $ / shares										$ 0.22
Alamo Cbd Llc [Member]
Issuance of common stock related to the merger (in shares) | shares	7,584,008
Issuance of common stock related to the merger	$ 144,096,100
Shares issued price per share (in dollars per share) | $ / shares	$ 0.19
Alamo Acquisition Llc And Alamo Cbd [Member] | Chief Executive Officer [Member] | Agreement And Plan Of Merger And Reorganization [Member]
Common stock returned by Chief Cultivation Officer in anticipation of merger (in shares) | shares		2,500,000
Common stock returned to the Company in anticipation of the merger		$ 550,000
Common stock returned to the company, par value (in dollars per share) | $ / shares		$ 0.22
Vyripharm Enterprises Llc And Alamo Cbd [Member] | Contractual Joint Venture Agreement [Member]
Investment in Joint Venture											$ 25,000,000
Loss on investment in joint venture						$ (25,000,000)
Alamo Acquisition, Llc [Member]
Ownership percentage									100.00%
Maximum [Member]
Cost plus agreement allowable for profit percentage			15.00%